Income Taxes - Components of Income Tax Benefit (Expense) from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income taxes:
Federal	$ (9,971)	$ 0	$ 0
State	(99)	149	(1,311)
Total current income tax benefit (expense)	(10,070)	149	(1,311)
Deferred income taxes:
Federal	(55,417)	(91,051)	0
State	(34,518)	(11,490)	0
Total deferred income tax benefit (expense)	(89,935)	(102,541)	0
Total income tax benefit (expense)	$ (100,005)	$ (102,392)	$ (1,311)